Business acquisitions and dispositions	6 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Business acquisitions and dispositions

Note 3 Business acquisitions and dispositions
2018
Acquisition of AlarmForce
On January 5, 2018, BCE acquired all of the issued and outstanding shares of AlarmForce for a total consideration of $182 million, of which $181 million was paid in cash and the remaining $1 million through the issuance of 22,531 BCE common shares.
Subsequent to the acquisition of AlarmForce, on January 5, 2018, BCE sold AlarmForce's approximate 39,000 customer accounts in British Columbia, Alberta and Saskatchewan to Telus Communications Inc. for total proceeds of approximately $68 million.
AlarmForce provides security alarm monitoring, personal emergency response monitoring, video surveillance and related services to residential and commercial subscribers. The acquisition of AlarmForce supports our strategic expansion in the Smart Home marketplace.
AlarmForce is included in our Bell Wireline segment in our consolidated financial statements.
For the six months ended June 30, 2018, operating revenues of $26 million and net earnings of $2 million from AlarmForce are included in the consolidated income statements from the date of acquisition. These amounts reflect the amortization of certain elements of the purchase price allocation and related tax adjustments.